Expenses by Nature	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Expenses by Nature [Abstract]
Expenses by nature

24 Expenses by nature

Expenses by nature are disclosed as follows:

	Six-month period ended June 30,		Three-month period ended June 30,
	2024	2023	2024	2023
Cost of sales
Cost of inventories, raw materials and production inputs	(26,897,240)	(26,719,040)	(13,760,826)	(13,722,374)
Salaries and benefits	(4,087,016)	(3,648,305)	(2,063,933)	(1,858,467)
Depreciation and amortization	(966,943)	(909,271)	(486,038)	(474,314)
	(31,951,199)	(31,276,616)	(16,310,797)	(16,055,155)
Selling
Freight and selling expenses	(1,842,841)	(1,899,406)	(925,351)	(955,138)
Salaries and benefits	(161,202)	(145,040)	(81,605)	(75,747)
Depreciation and amortization	(27,716)	(31,821)	(14,016)	(15,188)
Advertising and marketing	(152,394)	(154,336)	(75,757)	(78,081)
Net impairment losses (recovery)	(4,245)	(1,182)	(1,804)	(6,554)
Commissions	(32,870)	(26,899)	(17,614)	(16,188)
	(2,221,268)	(2,258,684)	(1,116,147)	(1,146,896)
General and administrative
Salaries and benefits	(613,514)	(549,455)	(305,568)	(268,542)
Fees, services held and general expenses	(420,489)	(342,656)	(263,863)	(173,396)
Depreciation and amortization	(96,120)	(94,775)	(46,218)	(47,226)
DOJ and Antitrust agreements	(80,277)	(31,700)	(75,585)	(18,000)
Donations and social programs(1)	(14,580)	(6,404)	(4,785)	(3,673)
	(1,224,980)	(1,024,990)	(696,019)	(510,837)

(1)      Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Company to support actions for social transformation where the Company is present and donations to Fundo JBS Pela Amazônia.

For the six-month period ended June 30, 2024, the Company incurred expenses with internal research and development, in the amount of US$2,912 (US$6,644 for the six-month period ended June 30, 2023).

24.1 — Other income and expenses

Other income: During the six-month period ended June 30, 2024, the Company recorded in other incomes the amount of U$38,454 (US$97,117 as of June 30, 2023), which consist of several operations that are not significant and mainly refer to results on sale of asset totaling US$5,748 (US$16,984 as of June 30, 2023), insurance recovery totaling US$51 (US$19,086 as of June 30, 2023), tax refund and extemporaneous tax credit totaling US$4,871 (US$32,201 as of June 30, 2023) and other miscellaneous items.

Other expenses: During the six-month period ended June 30, 2024, the Company recorded in other expenses the amount of U$66,777 (US$85,465 as of June 30, 2023), which consist mainly of restructuring totaling US$51,234 (US$37,737 as of June 30, 2023), loss on asset sale totaling US$11,458 (US$20,307 as of June 30, 2023) and other miscellaneous items.

Restructuring related expenses

During the six and three-month period ended June 30, 2024, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	Six-month period ended in June 30, 2024
	Provisions	Expenses	Cash Outlays
Pilgrims Europe Central	2,732	24,172	19,491
Pilgrim’s Food Masters	10,047	19,652	9,974
Pilgrim’s Pride Ltd.	1,127	7,410	704
Moy Park	2,107	—	659
Total	16,013	51,234	30,828
	Three-month period ended in June 30, 2024
	Provisions	Expenses	Cash Outlays
Pilgrims Europe Central	7,519	9,722	12,780
Pilgrim’s Food Masters	(4,945)	19,652	5,781
Pilgrim’s Pride Ltd.	(626)	7,301	386
Moy Park	(656)	—	659
Total	1,292	36,675	19,606

The following table reconciles liabilities and reserves associated with each restructuring initiative from December 31, 2023 to June 30, 2024 and from December 31, 2022 to June 30, 2023. Ending liability balances for employee termination benefits and other charges are reported in accrued payroll and social charges in the Consolidated Balance Sheets. The ending reserve balance for inventory adjustments is reported in inventories, net in the Consolidated Statements of financial position.

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of June 30, 2024
Severance	2,537	34,158	(25,206)	(119)	11,370
Contract termination	1,597	928	(1,933)	(6)	586
Asset impairment	1,995	13,553	(15,530)	(18)	—
Other	4,109	2,595	(2,614)	(33)	4,057
Total(*)	10,238	51,234	(45,283)	(176)	16,013
	Liability reserve as of December 31, 2022	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of June 30, 2023
Severance	6,142	21,550	(16,724)	283	11,251
Contract termination	922	1,278	(96)	118	2,222
Asset impairment	3,007	5,197	(8,155)	475	524
Other	6,526	9,719	(5,349)	(88)	10,808
Total(*)	16,597	37,744	(30,324)	788	24,805

(*)      Recognized in each of its respective balance accounts.

26 Expenses by nature

The Group’s policy is to present expenses by function in the statement of income. Expenses by nature are disclosed below:

	2023	2022	2021
Cost of sales
Cost of inventories, raw materials and production inputs	(55,435,841)	(52,469,159)	(45,129,164)
Salaries and benefits	(7,641,355)	(6,951,628)	(6,178,825)
Depreciation and amortization	(1,873,776)	(1,649,450)	(1,445,850)
	(64,950,972)	(61,070,237)	(52,753,839)
Selling
Freight and selling expenses	(3,848,089)	(3,970,687)	(2,994,516)
Salaries and benefits	(302,395)	(242,342)	(179,489)
Depreciation and amortization	(63,990)	(62,188)	(57,037)
Advertising and marketing	(313,736)	(337,873)	(250,319)
Net impairment losses	(7,748)	(2,477)	(10,277)
Commissions	(58,376)	(66,122)	(60,117)
	(4,594,334)	(4,681,689)	(3,551,755)
	2023	2022	2021
General and administrative
Salaries and benefits	(1,247,927)	(1,297,972)	(1,117,757)
Fees, services purchased and general expenses(2)	(735,386)	(670,385)	(712,694)
Depreciation and amortization	(211,095)	(196,288)	(170,793)
DOJ – department of justice and Antitrust agreements(2)	(102,500)	(101,446)	(792,625)
Donations and social programs(1)	(18,166)	(22,891)	(18,278)
JBS Fund For The Amazon	—	(1,049)	(9,035)
	(2,315,074)	(2,290,031)	(2,821,182)

(1)      Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the Group is present and donations to the JBS Fund For The Amazon.

(2)      Includes additions, reversals and changes in estimates of legal expenses.

For the year ended December 31, 2023, the Group incurred expenses with internal research and development, in the amount of US$7,291 (US$8,311 and US$21,023 for the year ended December 31,2022 and 2021).

26.1 — Other income and expenses

Other income is composed of amounts that are not individually significant and mainly relates to results on sale of assets totaling US$19,617 (US$40,554 in 2022 and US$18,071 in 2021), insurance recovery totaling US$21,305 (US$16,182 in 2022 and nil in 2021), tax refund and extemporaneous tax credit totaling US$48,825 (US$51,532 in 2022 and US$18,032 in 2021), leniency expenses refund nil (U$93,786 in 2022 and nil in 2021) and other miscellaneous items.

Other expenses consist mainly of restructuring totaling US$44,338 (US$30,466 in 2022 and nil in 2021), loss on assets sales totaling US$37,652 (US$27,396 in 2022 and US$18,042 in 2021) and other miscellaneous items.

Restructuring related expenses

In 2022, PPC initiated restructuring initiatives to phase out and reduce processing volumes at multiple production facilities throughout the U.K. and Europe. Implementation of these initiatives is expected to result in total pre-tax charges of approximately $75.1 million, and approximately $49.6 million of these charges are estimated to result in cash outlays. These activities were initiated in the fourth quarter of 2022 and were substantially completed by the end of 2023.

In 2023, PPC began a restructuring initiative to phase out and reduce processing volumes at a production facility in the UK and Europe. Implementation of this initiative is expected to result in total pre-tax charges of approximately $3.1 million, and all of these charges are estimated to result in cash outlays. This activity was initiated in the fourth quarter of 2023 and is expected to be substantially completed by the end of the first quarter of 2024.

The following table provides a summary of PPC’s estimates of costs associated with these restructuring initiatives by major type of cost:

	Moy Park	Pilgrim’s Pride Ltd.	Pilgrim’s Food Masters	Total
Earliest implementation date	2022	2022	2022
Expected predominant completion date	2023	2023	2024

Costs incurred and expected to be incurred:
Employee-related costs	11,103	20,098	18,269	49,470
Asset impairment costs	4,709	—	4,224	8,933
Contract termination costs	248	—	358	606
Other exit and disposal costs(1)	6,245	6,638	6,323	19,206
Total exit and disposal costs	22,305	26,736	29,174	78,215

Costs incurred since earliest implementation date:
Employee-related costs	11,103	20,098	17,517	48,718
Asset impairment costs	3,476	—	4,141	7,617
Contract termination costs	248	—	—	248
Other exit and disposal costs(1)	6,245	5,654	6,323	18,222
Total exit and disposal costs	21,072	25,752	27,981	74,805

(1)     Comprised of other costs directly related to the restructuring initiatives, including Moy Park flock depletion, the write-off of Pilgrim’s Pride Ltd. prepaid maintenance costs and Pilgrim’s Food Masters consulting fees

As of December 31, 2023, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	2023
	Provisions	Expenses	Cash Outlays
Moy Park	2,788	1,747	7,719
Pilgrim’s Pride Ltd.	1,979	15,611	21,364
Pilgrim’s Food Masters	5,471	26,980	22,279
Total	10,238	44,338	51,362

The following table reconciles liabilities and reserves associated with each restructuring initiative from December 31, 2022 to December 31, 2023. Ending liability balances for employee termination benefits and other charges are reported in accrued payroll and social charges in the Consolidated Statements of financial position. The ending reserve balance for inventory adjustments is reported in inventories, net in the Consolidated Statements of financial position. The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.

	2022	Restructuring charges incurred	Cash payments and disposals	Currency translation	2023
Severance	6,142	25,619	(28,363)	253	3,651
Asset impairment	2,391	4,058	(6,894)	445	—
Contract termination	922	1,109	(707)	273	1,597
Inventory adjustments	616	1,212	(1,498)	29	359
Employee retention benefits	—	2,799	(2,318)	76	557
Other charges	6,526	8,046	(10,087)	(411)	4,074
Other employee costs	—	1,495	(1,495)	—	—
Total	16,597	44,338	(51,362)	665	10,238